Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Unamortized discount of convertible debenture	$ 102,402	$ 71,119
Common stock, shares issued	211,841,789	122,414,114
Common stock, shares outstanding	211,841,789	122,414,114